Components of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Jun. 30, 2013 Allocated Long-term Debt	Jan. 28, 2013 Senior Notes	Jun. 30, 2013 Senior Notes 1.150% due 2016 Senior Notes	Jan. 28, 2013 Senior Notes 1.150% due 2016 Senior Notes	Jun. 30, 2013 Senior Notes 1.875% due 2018 Senior Notes	Jan. 28, 2013 Senior Notes 1.875% due 2018 Senior Notes	Jun. 30, 2013 Senior Notes 3.250% due 2023 Senior Notes	Jan. 28, 2013 Senior Notes 3.250% due 2023 Senior Notes	Jun. 30, 2013 Senior Notes 4.700% due 2043 Senior Notes	Jan. 28, 2013 Senior Notes 4.700% due 2043 Senior Notes	Dec. 31, 2012 Prior To Initial Public Offering	Dec. 31, 2012 Prior To Initial Public Offering Allocated Long-term Debt	Dec. 31, 2012 Prior To Initial Public Offering Senior Notes 1.150% due 2016 Senior Notes	Dec. 31, 2012 Prior To Initial Public Offering Senior Notes 1.875% due 2018 Senior Notes	Dec. 31, 2012 Prior To Initial Public Offering Senior Notes 3.250% due 2023 Senior Notes	Dec. 31, 2012 Prior To Initial Public Offering Senior Notes 4.700% due 2043 Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 3,650		$ 582		$ 0	$ 3,650	$ 400	$ 400	$ 750	$ 750	$ 1,350	$ 1,350	$ 1,150	$ 1,150	$ 509	$ 509	$ 0	$ 0	$ 0	$ 0
Unamortized debt discount	(10)														0
Long-term debt / Allocated long-term debt	$ 3,640	[1]	$ 0	[1]											$ 509

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.